Operating Segments and Geographic Information - Schedule of Revenue from External Customers and Long-Lived Assets Based on Physical Location (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 612,435	$ 601,109	$ 601,631	$ 541,497	$ 597,244	$ 579,266	$ 585,755	$ 546,957	$ 2,356,672	$ 2,309,222	$ 2,308,265
Percent of total revenues									100.00%	100.00%	100.00%
Long-lived assets	348,068				378,163				$ 348,068	$ 378,163	$ 380,711
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 1,283,925	$ 1,270,467	$ 1,134,721
Percent of total revenues									55.00%	55.00%	49.00%
Long-lived assets	193,263				188,032				$ 193,263	$ 188,032	$ 169,080
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 159,985	$ 170,522	$ 194,149
Percent of total revenues									7.00%	7.00%	8.00%
Long-lived assets	31,278				27,315				$ 31,278	$ 27,315	$ 29,773
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 114,605	$ 114,863	$ 132,330
Percent of total revenues									5.00%	5.00%	6.00%
Long-lived assets	30,487				62,794				$ 30,487	$ 62,794	$ 70,574
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 104,214	$ 103,106	$ 120,297
Percent of total revenues									4.00%	4.00%	5.00%
Long-lived assets	32,386				35,588				$ 32,386	$ 35,588	$ 40,557
All Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ 693,943	$ 650,264	$ 726,768
Percent of total revenues									29.00%	29.00%	32.00%
Long-lived assets	$ 60,654				$ 64,434				$ 60,654	$ 64,434	$ 70,727